Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 years		Dec. 31, 2012 years		Dec. 31, 2011 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	19,400,000		26,300,000		37,800,000
Granted	700,000	[1]	100,000		100,000
Exercised	9,300,000		6,700,000		10,000,000
Expired or forfeited	300,000		300,000		1,600,000
Outstanding, end of year	10,500,000		19,400,000		26,300,000
Exercisable, end of year	9,800,000		19,400,000		24,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	34,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Number Of Shares Common Stock Received For Each Stock Unit Granted	1
Maximum vesting percentage for restricted stock units after 2010 (in hundredths)	100.00%
Vesting Percentage For Market Stock Units Range Minimum	0.00%
Vesting Percentage For Market Stock Units Range Maximum	150.00%
Market Stock Unit Vesting Period	three
Minimum Vesting Percentage During Performance Period For Performance Stock Units	0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units	200.00%
Percentage of original number of performance stock units original granted in period which vested in period	100.00%		100.00%		200.00%
Status of Company's stock options and stock appreciation rights and changes during the year [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 41.77		$ 39.34		$ 35.38
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 39.34		$ 35.18		$ 31.01
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 63.32		$ 44.79		$ 36.87
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 36.58		$ 22.73		$ 17.35
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 47.11		$ 43.02		$ 47.95
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 43.27		$ 39.34		$ 35.18
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	3.5		4.0		4.1
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	3.5		3.5		4.0
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	3.0		3.5		3.8
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 163,800,000		$ 246,300,000		$ 232,900,000
Stock options and stock appreciation rights exercised aggregate intrinsic value	203,400,000		148,000,000		228,800,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	264,600,000		163,800,000		246,300,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	261,600,000		163,800,000		230,600,000
Assumptions used to calculate grant date fair value of PSARs [Abstract]
Weighted-average per share value (PSARs)	$ 18.64
Dividend yield PSARs (in hundredths)	1.25%
Expected settlement period for PSARs	6.12
Historical Volatility PSARs (in hundredths)	40.40%
Risk Free Interest Rates PSARs (in hundredths)	0.60%
Initial Price PSARs	64.25
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	1.70%				1.60%
Historical volatility market stock units (in hundredths)	28.80%				36.50%
Risk-free interest rates market stock units (in hundredths)	0.40%				0.60%
Initial Price for market stock units	48.48				36.87
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	3,400,000		6,700,000		5,000,000
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	3,600,000		4,600,000		3,900,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(1,300,000)		(7,700,000)		(1,300,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(400,000)		(200,000)		(900,000)
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	5,300,000		3,400,000		6,700,000
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 43.25		$ 33.62		$ 31.16
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 51.22		$ 43.71		$ 37.43
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 41.56		$ 34.69		$ 33.34
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 46.65		$ 37.37		$ 33.65
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 48.82		$ 43.25		$ 33.62
Activity under various plans [Abstract]
Cash received from stock option exercises	89,100,000		89,800,000		150,400,000
Intrinsic value of options and SARs exercised and stock units vested	292,000,000		492,500,000		280,700,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	98,900,000		172,400,000		98,200,000
Fair value of stock options, stock appreciation rights and stock units vested	52,100,000	[2]	273,400,000	[2]	98,500,000	[2]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 49.31				$ 38.79
Pretax share-based compensation expense in general and administrative expenses recorded	127,000,000		122,000,000		141,000,000
Related tax benefits recorded	35,000,000		32,000,000		47,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	154,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.8
Price Range $10.00-$20.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	0.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 19.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	24,200,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	500,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 19.38
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	24,200,000
Price Range $20.00-$30.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 26.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,400,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 26.30
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	2,400,000
Price Range $30.00-$40.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	100,400,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	2,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 32.87
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	100,400,000
Price Range $40.00-$50.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,800,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	68,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	2,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 43.65
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	68,800,000
Price Range $50.00-$60.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	3,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	65,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	3,600,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 50.49
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	65,800,000
Price Range $60.00-$70.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	9.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 64.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	3,000,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 0.00
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	0
Total $10.00 - $70.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	10,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	264,600,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	9,800,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 41.77
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	261,600,000
Two year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period			two
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)			1.60%
Historical volatility market stock units (in hundredths)			30.30%
Risk-free interest rates market stock units (in hundredths)			0.20%
Initial Price for market stock units			44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)			$ 46.36
Three year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period			three
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)			1.60%
Historical volatility market stock units (in hundredths)			39.70%
Risk-free interest rates market stock units (in hundredths)			0.30%
Initial Price for market stock units			$ 44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)			$ 46.84

[1]	PSARs are included in this table at the maximum amount that could potentially vest.
[2]	The fair value represents the total dollar value of the stock options, SARs and stock units as of the respective grant dates.